BALANCE SHEETS (USD $)	Aug. 31, 2011	May 31, 2011
ASSETS
Cash and cash equivalents [note 2]	$ 394,705	$ 252,302
Accounts receivable, net [note 2]	7,046	4,560
Other current assets [note 2]	31,194	27,689
Total current assets	432,945	284,551
Property & equipment, net [note 4]	6,996	6,946
Website development, net [note 5]	63,234	63,158
Total assets	503,175	354,655
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	6,534	7,527
Deferred revenue [note 2]	240,667	270,577
Accrued liabilities [note 2]	43,524	51,596
Current portion of note payable, net discount [note 2]	65,126
Total current liabilities	355,851	329,700
Long-term deferred revenue [note 2]	4,282	5,797
Long – term portion of note payable, net discount [note 2]	70,882
Total long-term liabilities	75,164	5,797
Total liabilities	431,015	335,497
Commitments and contingency [note 6]
Common stock Authorized 80,000,000 common shares with a par value of $0.001 per share issued and outstanding 38,579,929 and 33,591,696 common shares	38,580	39,217
Additional paid-in capital	7,193,452	6,883,867
Foreign currency gain/loss	1,670	1,321
Accumulated deficit	(7,161,542)	(6,905,247)
Total stockholders’ equity	72,160	19,158
Total liabilities and stockholders’ equity	$ 503,175	$ 354,655